SCHEDULE OF SHARE OPTION GRANTED (Details) shares in Thousands	6 Months Ended
	Jun. 30, 2023 shares $ / shares	Jun. 30, 2022 shares $ / shares
Shareholders Equity
Number of options outstanding, beginning balance | shares	1,251	3,346
Weighted average exercise price, outstanding beginning balance | $ / shares	$ 2.01	$ 2.02
Number of options, granted | shares	790	989
Weighted average exercise price, granted | $ / shares	$ 3.47	$ 2.86
Number of options, exercised | shares	(7)
Weighted average exercise price, exercised | $ / shares	$ 1.39
Number of options, expired | shares		(375)
Weighted average exercise price, expired | $ / shares		$ 2.16
Number of options outstanding, ending balance | shares	2,034	3,960
Weighted average exercise price, outstanding ending balance | $ / shares	$ 2.58	$ 2.21
Number of options, Exercisable | shares	1,825	2,703
Weighted average exercise price, Exercisable | $ / shares	$ 2.48	$ 2.33